Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue

11.        Revenue

Product Sales

On April 19, 2022, Elusys entered into a contract with Public Works and Government Services of Canada to deliver 3,000 vials of ANTHIM® for treatment of inhalational anthrax due to Bacillus anthrax. The total contract award is $6.0 million with a delivery date on or before September 30, 2022. This order was fulfilled on September 13, 2022 for the total contract amount of $6.0 million. This sale has been included as a component of the loss from discontinued operations before income taxes in the consolidated statements of operations and comprehensive loss.

Grant Revenue

In June 2016, Pelican entered into a cancer research grant contract (“Grant Contract”) with CPRIT, under which CPRIT awarded a grant not to exceed $15.2 million for use in developing cancer treatments by targeting a novel T-cell costimulatory receptor (namely, DR3/TNFRSF25). The Grant Contract initially covered a period from June 1, 2016 through November 30, 2019, as amended, was extended to May 30, 2022. The first tranche of funding of $1.8 million was received in May 2017, a second tranche of funding of $6.5 million was received in October 2017, and a third tranche of funding of $5.4 million was received in December 2019. The remaining $1.5 million will be awarded on a reimbursement basis after we have fulfilled every requirement of the grant and the grant has been approved to be finalized. As of December 31, 2022, all $15.2 million has been recognized.

The grant is subject to customary CPRIT funding conditions including a matching funds requirement where Pelican will match $0.50 for every $1.00 from CPRIT. Consequently, Pelican is required to provide $7.6 million in matching funds over the life of the project. Upon commercialization of the product, the terms of the grant require Pelican to pay tiered royalties in the low to mid-single digit percentages. Such royalties reduce to less than one percent after a mid-single-digit multiple of the grant funds have been paid to CPRIT in royalties.

Through December 31, 2022, $15.2 million of grant funding received to date has been recognized as revenue. As of December 31, 2022, we had a grant receivable balance of $1.5 million for CPRIT proceeds not yet received but for which the costs had been incurred or the conditions of the award had been met. At the conclusion of the grant the Company will be subject to an audit by CPRIT before the final grant payment can be approved and distributed. The Company believes this will not be finalized until the end of 2023.